EQUITY	12 Months Ended
Dec. 31, 2021
Equity [abstract]
EQUITY	EQUITY
    The partnership’s consolidated equity interests include the non-voting publicly traded limited partnership units (“LP Units”) held by public unitholders and Brookfield, general partner units held by Brookfield (“GP Units”), non-voting limited partnership interests in the Holding LP, a holding subsidiary of Brookfield Business Partners L.P., held by Brookfield that are redeemable for cash, subject to the right of our company to acquire such interests (in lieu of such redemption) in exchange for units of our company, pursuant to the Redemption-Exchange Mechanism (“Redemption-Exchange Units”), and Special LP Units in the Holding LP held by Brookfield (collectively, “Units” or “Unitholders”) and $15 million of preferred shares of certain of the partnership’s subsidiaries held by Brookfield (“preferred shares”). As at December 31, 2021, Brookfield owns approximately 64% of the partnership on a fully exchanged basis.
    For the year ended December 31, 2021, the partnership distributed dividends to LP Units, GP Units and Redemption-Exchange Units of $37 million, or approximately $0.25 per Unit (2020: $37 million). For the year ended December 31, 2021, the partnership distributed to others who have interests in the operating subsidiaries $1,935 million, primarily resulting from the distributions of proceeds from the sale of the partnership’s share of the graphite electrode operations common shares, combined with the distribution of proceeds from the sale of investments in public securities and the distribution resulting from the privatization of the partnership’s residential mortgage insurer (2020: $1,225 million).
(a)LP Units and GP Units
    LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the consolidated statements of financial position.
    GP Units and LP Units outstanding are as follows:

	GP Units		LP Units		Total
UNITS	2021	2020	2021	2020	2021	2020
Authorized and issued
Opening balance	4	4	79,031,984	80,890,655	79,031,988	80,890,659
Repurchased and canceled	—	—	(1,946,491)	(1,858,671)	(1,946,491)	(1,858,671)
On issue at December 31	4	4	77,085,493	79,031,984	77,085,497	79,031,988
    The weighted average number of GP Units outstanding for the year ended December 31, 2021 was 4 (2020: 4). The weighted average number of LP Units outstanding for the year ended December 31, 2021 was 78.3 million (2020: 80.2 million).
    During the year ended December 31, 2021, the partnership repurchased and canceled 1,946,491 LP Units (2020: 1,858,671).
    Net income attributable to LP Units was $258 million for the year ended December 31, 2021 (2020: net loss of $91 million).
(b)Redemption-Exchange Units held by Brookfield

	Redemption-Exchange Units held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	69,705,497	69,705,497
On issue at December 31	69,705,497	69,705,497
    The weighted average number of Redemption-Exchange Units outstanding for the year ended December 31, 2021 was 69.7 million (2020: 69.7 million).
    As at December 31, 2021, the Holding LP has issued 69.7 million Redemption-Exchange Units to Brookfield. Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
    The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units provide the holder the direct economic benefits and exposures to the underlying performance of the Holding LP and accordingly to the variability of the distributions of the Holding LP, whereas the partnership’s Unitholders have indirect access to the economic benefits and exposures of the Holding LP through direct ownership interest in Brookfield Business Partners L.P. which owns a controlling direct interest in the Holding LP. Accordingly, the Redemption-Exchange Units have been presented within non-controlling interests. The Redemption-Exchange Units are issued capital of the Holding LP and as a result are not adjusted for changes in market value.
(c)Special limited partner units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4
    The weighted average number of special limited partner units outstanding for the year ended December 31, 2021 was 4 (2020: 4).
    In its capacity as the holder of the Special LP Units of the Holding LP, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the Units over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark. During the twelve months ended December 31, 2021, the total incentive distribution was $157 million (2020: $nil), of which $79 million has been paid and recorded as Distributions to Special LP Unitholder in the consolidated statements of cash flow. The incentive distribution threshold as at December 31, 2021 was $47.30 per unit.
(d)Preferred shares held by Brookfield

	Preferred Shares held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002
    Brookfield has subscribed for an aggregate of $15 million of preferred shares of three of the partnership’s subsidiaries. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of the directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interests in the consolidated statements of financial position.
(e)Acquisition of remaining publicly held interest in residential mortgage insurer
    On April 1, 2021, the partnership, together with institutional partners, completed the acquisition of the remaining 43% publicly held shares of its residential mortgage insurer for consideration of $1.3 billion. The partnership funded $185 million, net of financing raised. This transaction was accounted for as a transaction with owners in their capacity as owners. The partnership recorded an ownership change gain of $47 million in the consolidated statements of changes in equity, attributable to Unitholders, measured as the difference between consideration paid and the carrying value of non-controlling interests acquired.